Note 14 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current - Schedule of Accrued Revenue (Details)
$ in Thousands
Jun. 30, 2024 USD ($)
2025	$ (8,512)
2026	(9,453)
2027	(4,799)
2028	(308)
Total	$ (23,072)